Movements in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance as of beginning of period	$ 163,016	$ 128,840
Goodwill arising from acquisitions during the year	77,918	32,983
Foreign currency translation adjustments	1,542	1,193
Balance as of end of period	242,476	163,016
Patient Monitoring And Life Support Devices
Goodwill [Line Items]
Balance as of beginning of period	112,075	111,869
Goodwill arising from acquisitions during the year	1,807
Foreign currency translation adjustments	344	206
Balance as of end of period	114,226	112,075
In-Vitro Diagnostic Products
Goodwill [Line Items]
Balance as of beginning of period	11,969	11,164
Goodwill arising from acquisitions during the year	5,417	640
Foreign currency translation adjustments	394	165
Balance as of end of period	17,780	11,969
Medical Imaging Systems
Goodwill [Line Items]
Balance as of beginning of period	5,585	5,504
Goodwill arising from acquisitions during the year	70,694
Foreign currency translation adjustments	141	81
Balance as of end of period	76,420	5,585
All Other Segments
Goodwill [Line Items]
Balance as of beginning of period	33,387	303
Goodwill arising from acquisitions during the year		32,343
Foreign currency translation adjustments	663	741
Balance as of end of period	$ 34,050	$ 33,387